INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
Schedule of Inventory
	As of December 31,
	2015	2014
Raw materials	$27,848	$21,564
Work in process	73,437	62,269
Finished goods	4,396	4,040
	$105,681	$87,873